INTEREST INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
INTEREST INCOME
Bank deposits	$ 2,482,866		$ 986,387	$ 197,390
Margin financing	1,754,056		1,588,569	1,720,473
Securities lending	1,053,294		499,745	397,505
Stock-pledged loans	170,566		135,733	1,872
Treasury bills	68,556
IPO and other financing	7,084		3,893	200,958
Total	$ 5,536,422	$ 708,807	$ 3,214,327	$ 2,518,198